Share-based payments transactions - Disclosure of Movement in the NC-PECs Issued (Details) - Global Blue Management & Co S.C.A NC-PECs - NC-PECs shares in Thousands	12 Months Ended
Mar. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement, beginning balance (in shares)	927
Issuance of NC-PECs	0
Transfer of NC-PECs to equity	(927)
Number of other equity instruments outstanding in share-based payment arrangement, ending balance (in shares)	0